Payroll and Related Liabilities - Schedule Of Accrued Payroll And Payroll Taxes (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Payroll And Payroll Taxes - Schedule Of Accrued Payroll And Payroll Taxes
Payroll	$ 66,165	$ 0	$ 0
Payroll taxes	238,461	243,208	246,067
Totals	$ 304,626	$ 243,208	$ 246,067